Stockholders' Equity (Deficit) - Schedule of Common Stock Outstanding Roll Forward (Details) - shares		12 Months Ended
	Oct. 06, 2021	Dec. 31, 2021	Dec. 31, 2020
Common Stock Activities
Common stock shares, beginning balance (in shares)		5,019,582	15,242,358
Conversion of convertible securities (in shares)		75,495,266
Issuance of common stock (in shares)	20,000,000	34,476,204	299,308
Repurchase of common stock (in shares)			(10,522,110)
Common stock shares, ending balance (in shares)		114,991,026	5,019,582